Loans receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Loan Receivable

14	Loans receivable

	2023 € '000s	2022 € '000s
At Amortized cost
Current loans receivable
Loan receivable from Apricot Investments Limited	3,442	—
Other loans receivable	3,277	—
	6,719	—

Non-current loans receivable
Loan receivable from Apricot Investments Limited	88,000	18,321
Other loans receivable	1,090	7,203
	89,090	25,524